Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.94%	2.49%
Expected return on assets	6.19%	6.20%
Rate of compensation increase	3.91%	3.99%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	2.58%
Expected return on assets	6.48%	4.79%
Health care cost trend rate
Before Age 65	5.88%	5.12%
Age 65 and after	5.88%	5.12%
Assumed ultimate medical inflation rate	4.75%	4.05%
Year in which ultimate rate is reached	2031	2031